SUBSEQUENT EVENTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONDENSED UNAUDITED PRO FORMA CONSOLIDATED RESULTS OF OPERATIONS

The following condensed unaudited pro forma consolidated results of operations for the Company for the six months ended March 31, 2023 and 2022 present the results of operations of the Company and One Eight Ltd as if the acquisitions occurred on October 1, 2022 and 2021, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Six Months Ended March 31, 2023
(Unaudited)
Revenue	$6,761,638
Operating costs and expenses	3,578,472
Income from operations	3,183,166
Other income	30,720
Income tax expenses	941,824
Net income	2,272,062
Less: net income attributable to non-controlling interests	444,707
Net income attributable to Starbox Group Holdings Ltd.	$1,827,355

For the Six Months Ended March 31, 2022
(Unaudited)
Revenue	$5,017,001
Operating costs and expenses	2,944,260
Income from operations	2,072,741
Other income	16,259
Income tax expenses	726,035
Net income	1,362,965
Less: net income attributable to non-controlling interests	52,404
Net income attributable to Starbox Group Holdings Ltd.	$1,310,561

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONDENSED UNAUDITED PRO FORMA CONSOLIDATED RESULTS OF OPERATIONS

The following condensed unaudited pro forma consolidated results of operations for the Company for the fiscal years ended September 30, 2022 and 2021 present the results of operations of the Company and Starbox as if the acquisitions occurred on October 1, 2021 and 2020, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Year Ended September 30, 2022
(Unaudited)
Revenue	$13,368,084
Operating costs and expenses	6,221,815
Income from operations	7,146,269
Other income	159,800
Income tax expense	1,966,108
Net income	5,339,961
Less: net income attributable to non-controlling interests	851,422
Net income attributable to Starbox Group Holdings Ltd.	$4,488,539

For the Year Ended September 30, 2021
(Unaudited)
Revenue	$6,008,897
Operating costs and expenses	4,358,023
Income from operations	1,650,874
Other income	88,053
Income tax expense	628,107
Net income	1,110,820
Less: net loss attributable to non-controlling interests	(165,047)
Net income attributable to Starbox Group Holdings Ltd.	$1,275,867